Insurance Contract Liabilities and Investment Contract Liabilities - Changes in Insurance Contract Liabilities and Reinsurance Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance contract liabilities
Insurance contract liabilities, beginning balance	$ 147,811
Insurance contract liabilities, change in balances on in-force policies	(15,530)	$ (1,642)
Insurance contract liabilities, balances arising from new policies	3,473	3,948
Insurance contract liabilities, method and assumption changes	950	131
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	(11,107)	2,437
Insurance contract liabilities, other changes	(2)	0
Insurance contract liabilities, foreign exchange rate movements	2,838	(499)
Insurance contract liabilities, ending balance	140,418	147,811
Reinsurance assets
Reinsurance assets, beginning balance	3,683
Reinsurance assets, change in balances on in-force policies	(137)	(18)
Reinsurance assets, change in balances arising from new policies	81	74
Reinsurance assets, method and assumption changes	1,007	(142)
Reinsurance assets, increase (decrease) in Insurance contract liabilities and Reinsurance assets	951	(86)
Reinsurance assets, other changes	0	(109)
Reinsurance assets, foreign exchange rate movements	213	(26)
Reinsurance assets, ending balance	4,801	3,683
Net
Net insurance contract liabilities and reinsurance assets, beginning balance	144,128
Net change in balances on in-force policies	(15,393)	(1,624)
Net balance arising from new policies	3,392	3,874
Net method and assumption change	(57)	273
Net increase (decrease) in insurance contract liabilities and reinsurance assets	(12,058)	2,523
Net other	(2)	109
Net foreign exchange rate movement	2,625	(473)
Net insurance contract liabilities and reinsurance assets, ending balance	135,617	144,128
Balances before Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	139,671	137,733
Insurance contract liabilities, ending balance	131,400	139,671
Reinsurance assets
Reinsurance assets, beginning balance	2,905	3,126
Reinsurance assets, ending balance	4,069	2,905
Net
Net insurance contract liabilities and reinsurance assets, beginning balance	136,766	134,607
Net insurance contract liabilities and reinsurance assets, ending balance	127,331	136,766
Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	8,140
Insurance contract liabilities, ending balance	9,018	8,140
Reinsurance assets
Reinsurance assets, beginning balance	778
Reinsurance assets, ending balance	732	778
Net
Net insurance contract liabilities and reinsurance assets, beginning balance	7,362
Net insurance contract liabilities and reinsurance assets, ending balance	$ 8,286	$ 7,362